UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments (unaudited)
September 30, 2014

	Shares	Value
Corporate Bond Trust Certificates - 34.18%

Direct Trust Certificates - 34.18%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	17,000	434,105
American Finl Group Inc. Ohio Sr Nt Exp 8/25/42 - 5.75%	10,000	243,000
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	809,280
Capitala Finance Corp. 7.125% 6/16/21 Pfd	12,000	304,199
Dynex Cap Inc. Pfd Ser B - 7.625%	12,000	284,639
Equity Commonwealth 7.5% 11/15/19	25,000	513,000
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	17,500	443,975
KKR Financial Holdings Pfd Ser A - 7.375%	10,000	258,200
Main Street Capital Corp. 6.125% 4/1/23 Series	30,060	748,494
Merrill Lynch Preferred D - 7.0%	12,000	307,200
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	750,600
Prospect Capital Corp 6.95% Exp 11/15/22	17,000	435,880
Prudential Financial, Inc. Jr Sub Nt 3/15/53 - 5.70%	14,000	340,900
Qwest Corp. 6/1/53 - 6.125%	10,000	232,200
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	814,403
Stanley Black & Decker Inc 5.75% Exp 7/25/52	20,000	493,600
Tennessee Valley Auth Putable Automatic Rate 6.75%	23,964	572,979
Torchmark Corp. 12/15/52 - 5.875%	11,500	279,450
W.R. Berkley Corp. Pfd 4/30/53 - 5.625%	10,000	233,200
		8,499,304

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $8,466,359)		8,499,304

Investment Companies - 33.98%

Closed-End Income Funds - 24.09%
BlackRock Credit Allocation Income Trust IV	92,000.0	1,224,520.0
MFS Intermediate Income Trust	240,000.0	1,202,400.0
MFS Multimarket Income Trust	190,000.0	1,219,800.0
Strategic Global Income Fund, Inc.	93,279.0	823,653.6
Wells Fargo Advantage Multi-Sector Income Fund	67,375.0	940,555.0
Western Asset/Claymore Inflation-Linked Opportunit	50,000.0	579,500.0
		5,990,429

Closed-End Funds, Senior Securities - 9.89%
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	967,120
Gabelli Equity Trust, Inc. Ser D 5.875% Pfd	15,000	376,050
The GDL Fund Ser A 3/26/18 - 0.0% (a)	22,000	1,115,840
		2,459,010

TOTAL INVESTMENT COMPANIES (Cost $8,525,153)		8,449,439

Traditional Preferred- 9.79%
Capital One Financial Corp. Series C 6.25% Pfd	12,000	287,640
Citigroup, Inc. Cum Pfd Ser L 6.875	26,000	660,660
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	24,500	616,910
Northern Trust Corp. 5.85% Series C Pfd	15,000	370,800
Schwab Charles Corp. Pfd Ser B - 6.0%	10,000	251,200
Wells Fargo & Co. 6% Series T Pfd	10,000	248,400
		2,435,610

TRADITIONAL PREFERRED (Cost $2,420,505)		2,435,610

REIT Senior Securities - 16.31%
American Realty Capital Pptys, Inc. - 6.70% Ser F	15,000	346,800
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	522,260
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	368,250
Arbor Realty Trust, Inc. 8.25% Series A Pfd	5,000	122,200
Chesapeake Lodging Tr Pfd Ser A - 7.75%	8,500	222,115
Colony Financial, Inc. 7.5% Series B Pfd	15,000	368,532
Digital Realty Trust, Inc. Preferred Series G	12,000	267,120
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	20,000	475,000
Public Storage 6% series Z Pfd	24,500	610,785
RAIT Financial Trust 7.125% 8/30/19 Pfd	9,500	234,555
RAIT Financial Trust Pfd 7.625% 4/15/24	10,000	240,100
Summit Hotel Properties, Inc. Pfd Ser A - 9.25%	10,000	277,399
		4,055,116

REIT SENIOR SECURITIES (Cost $3,896,819)		4,055,116

Money Market Funds - 5.57%
First American Funds Government Obligation Class Y 0.01% (a)	1,384,067	1,384,067
		1,384,067

TOTAL MONEY MARKET FUNDS (Cost $1,384,067)		1,384,067

TOTAL INVESTMENTS (Cost $24,692,902) 99.82%		24,823,536

Other Assets In Excess of Liablities - 0.18%		43,609

TOTAL NET ASSETS - 100.00%		24,867,145

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2014.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Equity Fund
Schedule of Investments (unaudited)
September 30, 2014

	Shares	Value
Common Stocks - 75.22%

Auto Components - 2.33%
Johnson Controls, Inc.	5,000	220,000
		220,000

Biotechnology - 5.03%
Celgene Corp. (a)	5,000	473,900
		473,900

Capital Markets - 5.99%
Ameriprise Financial, Inc.	3,000	370,140
Bank of New York Mellon Corp.	5,000	193,650
		563,790

Chemicals - 4.25%
FMC Corp.	7,000	400,330
		400,330
Communications Equipment - 2.67%
Cisco Systems, Inc.	10,000	251,700
		251,700

Computers & Peripherals - 4.66%
EMC Corp. Massachusetts	15,000	438,900
		438,900

Consumer Finance - 2.45%
Ally Financial, Inc. (a)	10,000	231,400
		231,400

Diversified Financial Services - 3.2%
JP Morgan Chase & Co.	5,000	301,200
		301,200

Diversified Telecommunications Services - 1.59%
Verizon Communications, Inc.	3,000	149,970
		149,970

Electrical Equipment - 2.95%
ABB Ltd. Sponsored ADR (c)	5,000	112,050
Babcock & Wilcox Co.	6,000	166,140
		278,190

Energy Equipment & Services - 4.19%
Cameron International Corp. (a)	3,000	199,140
Helmerich & Payne, Inc.	2,000	195,740
		394,880

Health Care Equipment & Supplies - 2.21%
Abbott Labratories	5,000	207,950
		207,950

IT Services - 3.02%
International Business Machines Corp.	1,500	284,745
		284,745

Industrial Conglomerates - 3.26%
General Electric Co	12,000	307,440
		307,440

Internet Software & Services - 3.01%
Ebay, Inc. (a)	5,000	283,150
		283,150

Insurance - 3.99%
Metlife, Inc.	7,000	376,040
		376,040

Life Sciences Tools & Services - 2.58%
Thermo Fisher Scientific, Inc.	2,000	243,400
		243,400

Machinery - 3.64%
Parker Hannifin Corp	3,000	342,450
		342,450

Metals & Mining - 3.47%
Freeport-McMoRan Copper & Gold, Inc.	10,000	326,500
		326,500

Oil, GAs & Consumable Fuels - 3.99%
Apache Corp.	4,000	375,480
		375,480

Pharmaceuticals - 4.64%
AbbVie, Inc.	5,000	288,800
Pfizer, Inc.	5,000	147,850
		436,650

Specialty Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	3,000	197,490
		197,490

TOTAL COMMON STOCKS (Cost $4,702,593)		7,085,555

Investment Companies - 16.6%
Adams Express Co.	20,000	278,800
Boulder Total Return Fund, Inc.	25,000	658,500
Tri Continental Corp.	30,000	626,100
		1,563,400

TOTAL INVESTMENT COMPANIES (Cost $916,175)		1,563,400

Money Market Funds - 8.35%
First American Funds Government Obligation Class Y 0.01% (b)	786,136	786,136
		786,136

TOTAL MONEY MARKET FUNDS (Cost $786,136)		786,136

TOTAL INVESTMENTS (Cost $6,404,904) 100.18%		9,435,091

Liablities In Excess of Other Assets - -0.18%		(16,747)

TOTAL NET ASSETS - 100.00%		9,418,345

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2014.
(c) ADR - American Depository Receipt
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments (unaudited)
September 30, 2014

	Shares	Value
Common Stocks - 98.51%

Aerospace & Defense - 1.08%
Exelis, Inc.	31,290	517,537
Vectrus, Inc. (a)	1,738	33,950
		551,486

Building Products - 2.93%
Allegion PLC (a)	31,400	1,495,896
		1,495,896

Capital Markets - 0.89%
JMP Group, Inc.	72,139	452,312
		452,312

Chemicals - 2.61%
Rayonier Advanced Materials, Inc. (a)	8,803	289,707
The Scotts Miracle-Gro Co.	11,410	627,550
Zep, Inc.	29,500	413,590
		1,330,847

Commercial Banks - 0.89%
Farmers National Banc Corp.	56,757	453,488
		453,488

Commercial Services & Supplies - 0.37%
ACCO Brands Corp. (a)	27,210	187,749
		187,749

Communications Equipment - 0.73%
Polycom, Inc. (a)	30,250	371,621
		371,621

Consumer Finance - 3.01%
Ally Financial, Inc. (a)	66,430	1,537,190
		1,537,190

Diversified Consumer Services - 2.73%
Ascent Capital Group, Inc. (a)	16,732	1,007,266
Collectors Universe, Inc.	17,585	386,870
		1,394,136

Diversified Financial Services - 2.02%
Voya Financial, Inc.	26,400	1,032,240
		1,032,240

Diversified Telecommunications - 1.93%
Cincinnati Bell, Inc. (a)	292,790	986,702
		986,702

Electronic Equipment, Instruments - 2.77%
Knowles Corp. (a)	53,419	1,415,604
		1,415,604

Food & Staples Retailing - 2.79%
SpartanNash, Inc.	73,370	1,427,047
		1,427,047

Food Products - 3.81%
Post Holdings, Inc. (a)	26,892	892,277
Whitewave Foods Co. (a)	28,949	1,051,717
		1,943,994

Gas Utilities - 3.34%
ONE Gas, Inc. (a)	27,490	941,533
South Jersey Industries, Inc.	14,360	766,250
		1,707,782

Health Care Equipment & Supplies - 1.05%
Utah Medical Products, Inc.	11,004	536,555
		536,555

Health Care Providers & Services - 1.31%
Corvel Corp. (a)	19,652	669,151
		669,151

Hotels, Restaurants & Leisure - 2.35%
CEC Entertainment, Inc. Poison Pill Rights	4,000	-
Darden Restaurants, Inc.	10,440	537,242
Krispy Kreme Doughnuts, Inc. (a)	26,150	448,734
Tropicana Entertainment, Inc. (a)	12,850	215,880
		1,201,856

Household Durables - 1.01%
TRI Pointe Homes, Inc. (a)	39,940	516,824
		516,824

IT Services - 2.81%
Blackhawk Network Holdings, Inc. (a)	20,997	680,303
Lionbridge Technologies, Inc. (a)	43,100	193,950
Science Applications International Corp.	12,660	559,952
		1,434,205

Internet & Catalog Retail - 8.56%
FTD Companies, Inc. (a)	30,248	1,031,759
Lands' End, Inc. (a)	14,810	608,987
Liberty Interactive Corp. (a)	32,640	930,893
Liberty TripAdivsor Holdings, Inc.	16,150	547,485
Liberty Ventures (a)	20,420	775,143
TripAdvisor, Inc. (a)	5,200	475,384
		4,369,651

Internet Software & Services - 3.42%
Autobytel, Inc. (a)	65,009	558,427
United Online, Inc.	108,597	1,189,137
		1,747,564

Leisure Equipment & Products - 0.89%
Nautilus, Inc. (a)	38,025	455,159
		455,159

Machinery - 3.41%
Hyster-Yale Materials Handling, Inc.	17,877	1,280,351
Timken Co.	10,880	461,203
		1,741,554

Media - 21.41%
AMC Networks, Inc. (a)	8,535	498,615
Crown Media Holdings, Inc. (a)	23,812	76,198
Dex Media, Inc. (a)	20,160	192,730
John Wiley & Sons, Inc.	11,962	671,188
Lee Enterprises, Inc. (a)	179,390	606,338
Liberty Media Corp. (a)	3,740	176,453
Liberty Media Corp. - C (a)	7,480	351,485
New Media Investment Group, Inc. (a)	93,760	1,559,229
Sizmek, Inc. (a)	54,153	419,144
Starz - Liberty Capital (a)	36,800	1,217,344
Time, Inc. (a)	64,830	1,518,967
Tribune Co. (a)	24,700	1,625,260
Tribune Publishing Co. (a)	100,200	2,022,036
		10,934,987

Metals & Mining- 0.44%
TimkenSteel Corp.	4,870	226,406
		226,406

Multiline Retail - 0.7%
Tuesday Morning Corp. (a)	18,461	358,236
		358,236

Oil, Gas & Consumable Fuels - 2.24%
QEP Resources, Inc.	37,160	1,143,785
		1,143,785

Pharmaceuticals - 2.53%
Mallinckrodt PLC (a)	14,350	1,293,653
		1,293,653

Real Estate Investment Trusts - 5.41%
Ashford Hospitality Trust, Inc.	47,328	483,692
Cyrusone, Inc.	22,390	538,256
Newcastle Investment Corp.	40,490	513,413
Rayonier, Inc.	26,410	822,407
Rouse Properties, Inc.	25,025	404,654
		2,762,423

Real Estate Management & Development - 0.92%
Alexander & Baldwin, Inc.	12,994	467,394
		467,394

Services - 1.07%
ADT Corp.	15,390	545,729
		545,729

Specialty Retail - 1.06%
CST Brands, Inc.	15,060	541,407
		541,407

Textiles, Apparel & Luxury Goods - 3.05%
Cherokee, Inc.	85,669	1,560,032
		1,560,032

Thrifts & Mortgage Finance - 2.98%
TFS Financial Corp. (a)	106,130	1,519,782
		1,519,782

TOTAL COMMON STOCKS (Cost $45,253,091)		50,314,447

Money Market Funds - 1.61%
First American Funds Government Obligation Class Y 0.01% (b)	821,100	821,100
		821,100

TOTAL MONEY MARKET FUNDS (Cost $821,100)		821,100

TOTAL INVESTMENTS (Cost $46,074,191) 100.11%		51,135,547

Liablities In Excess of Other Assets - -0.11%		(58,426)

TOTAL NET ASSETS - 100.00%		51,077,121

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2014.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments (unaudited)
September 30, 2014

	Shares	Value
Common Stocks - 93.48%

Airlines - 2.98%
Hawaiian Holdings Inc Com (a)	27,500	369,875
		369,875

Auto Components - 1%
Fuel Systems Solutions, Inc. (a)	14,000	124,740
		124,740

Capital Markets - 5.62%
Calamos Asset Management, Inc	16,000	180,320
Harris & Harris Group, Inc. (a)	85,042	253,425
MVC Capital, Inc.	24,500	263,620
		697,365

Chemicals - 3.46%
Landec Corp. (a)	20,000	245,000
Penford Corp. (a)	14,000	184,380
		429,380

Commercial Banks - 2.15%
Boston Private Financial Holdings, Inc.	10,000	123,900
LNB Bancorp (e)	10,000	142,900
		266,800

Commercial Services & Supplies - 4.01%
Courier Corp.	10,000	123,200
Kimball International, Inc.	15,000	225,750
Perma-Fix Environmental Services, Inc. (a)	38,860	148,445
		497,395

Communications Equipment - 1.49%
Aviat Networks, Inc. (a)	102,500	184,500
		184,500

Computers & Peripherals - 2.02%
Imation Corp. (a)	60,090	177,266
Silicon Graphics International Corp. (a)	8,000	73,840
		251,106

Construction & Engineering - 0.77%
Layne Christensen Company (a)	5,500	53,405
Sterling Construction Co., Inc. (a)	5,500	42,185
		95,590

Distributors - 0.56%
VOXX International Corp.	7,500	69,750
		69,750

Diversified Consumer Services - 0.65%
Lincoln Educational Services Corp.	28,500	80,085
		80,085

Diversified Telecommunications - 0.75%
Alaska Communications Systems Group Inc (a)	58,981	92,600
		92,600

Electronic Equipment, Instruments - 7.84%
Deswell Industries, Inc.	22,500	49,275
Electro Scientific Industries, Inc.	25,500	173,145
Frequency Electronics, Inc. (a)	13,048	139,222
Iteris, Inc (a)	70,000	122,500
Mace Security International, Inc. (a)(d)(f)	150,000	64,500
Maxwell Technologies, Inc. (a)	14,000	122,080
Multi-Fineline Electronix, Inc. (a)	7,500	70,125
Perceptron, Inc.	12,000	117,480
Planar Systems, Inc. (a)	23,500	89,065
Vicon Industries, Inc. (a)	12,550	25,979
		973,371

Food Products - 2.75%
Sanfilippo John B & Son Inc	10,549	341,366
		341,366

Health Care Equipment & Supplies - 8.85%
Cryolife Inc	13,047	128,774
Digirad Corp.	75,892	298,256
Invacare Corp.	10,000	118,100
Medical Action Inds (a)	26,252	361,753
RTI Biologics Inc Com (a)	40,000	191,200
		1,098,082

Health Care Providers & Services - 1.65%
Cross Country Healthcare, Inc. (a)	22,000	204,380
		204,380

Hotels, Restaurants & Leisure - 1.63%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	9,900
Luby's, Inc. (a)	25,659	136,506
Ruby Tuesday, Inc. (a)	9,500	55,955
		202,361

Household Durables - 6.63%
Cobra Electronics Corp. (a)	50,000	214,000
Emerson Radio Corp. (a)	62,021	122,802
Hooker Furniture Corp.	5,000	76,050
Koss Corp.	7,500	15,450
Natuzzi SpA ADR (a)(c)	90,054	182,810
Stanley Funiture Co. Inc (a)	51,879	145,521
ZAGG, Inc. (a)	12,000	66,960
		823,592

Insurance - 3.18%
Meadowbrook Insurance Group, Inc.	13,000	76,050
State Auto Financial Corp	7,500	153,825
United Insurance Holdings Corp.	11,000	165,000
		394,875

Internet Software & Services - 1.96%
Realnetworks Inc. (a)	35,000	243,250
		243,250

Leisure Equipment & Products - 4.73%
Callaway Golf Co.	37,500	271,500
Jakks Pacific, Inc.	36,000	255,600
LeapFrog Enterprises, Inc. (a)	10,000	59,900
		587,000

Life Sciences Tools & Services - 3.56%
Albany Molecular Research, Inc. (a)	20,000	441,400
		441,400

Machinery - 1.07%
FreightCar America, Inc.	4,000	133,200
		133,200

Marine - 0.45%
Euroseas, Ltd.	50,000	56,000
		56,000

Media- 0.2%
Ballantyne Strong, Inc. (a)	5,500	24,475
		24,475

Multiline Retail - 0.1%
ALCO Stores, Inc. (a)	6,500	13,000
		13,000

Oil, Gas & Consumable Fuels - 4.16%
Goodrich Petroleum Corp. (a)	6,000	88,920
Vaalco Energy, Inc. (a)	30,000	255,000
Warren Resources, Inc. (a)	32,500	172,250
		516,170

Pharmaceuticals - 2.39%
Heska Corp. (a)	22,470	296,379
		296,379

Professional Services - 1.92%
Heidrick & Struggles Intl Inc.	9,000	184,860
RCM Technologies, Inc. (a)	7,080	53,596
		238,456

Semiconductors & Semiconductor Equipment - 6.4%
Amtech Systems, Inc. (a)	13,360	142,952
Axcelis Technologies, Inc. (a)	110,000	218,900
AXT, Inc. (a)	69,950	170,678
BTU International, Inc. (a)	28,170	91,553
Kopin Corp. (a)	15,000	51,000
Leadis Technology, Inc. (a)	33,812	406
Silicon Image, Inc. (a)	13,500	68,040
Trio Tech International (a)	13,322	51,556
		795,084

Software - 1.65%
Telenav, Inc. (a)	30,507	204,397
		204,397

Specialty Retail - 1.14%
Sears Hometown and Outlet Stores, Inc. (a)	7,500	116,250
Wet Seal, Inc. (a)	47,500	24,961
		141,211

Textiles, Apparel & Luxury Goods - 3.21%
Lakeland Industries, Inc. (a)	57,250	397,888
		397,888

Thrifts & Mortgage Finance - 1.04%
Trustco Bank Corp	20,000	129,000
		129,000

Trading Companies & Distributors - 1.53%
Lawson Products, Inc. (a)	8,540	190,357
		190,357

TOTAL COMMON STOCKS (Cost $8,998,476)		11,604,479

Money Market Funds - 6.69%
First American Funds Government Obligation Class Y 0.01% (b)	830,544	830,544
		830,544

TOTAL MONEY MARKET FUNDS (Cost $830,544)		830,544

TOTAL INVESTMENTS (Cost $9,829,020) 100.17%		12,435,022

Liablities In Excess of Other Assets - -0.17%		(20,914)

TOTAL NET ASSETS - 100.00%		12,414,108

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2014.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chariman serves on the Board of Directors of this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments (unaudited)
September 30, 2014

	Shares	Value
Common Stocks - 85.17%

Banks - 1.76%
Investors Bancorp, Inc.	20,000	202,600
		202,600

Capital Markets - 16.34%
Ares Capital Corp.	20,000	323,200
Firsthand Technology Value Fund, Inc. (a)	25,000	600,250
Prospect Capital Corp.	25,000	247,500
Safeguard Scientifics, Inc. (a)	22,000	404,800
THL Credit, Inc.	35,000	309,050
		1,884,800

Diversified Financial Services - 8.62%
Citigroup, Inc.	10,000	518,200
Leucadia National Corp.	20,000	476,800
		995,000

Electrical Equipment - 6.96%
Active Power, Inc. (a)	20,000	40,000
Babcock & Wilcox Co.	12,000	332,280
Capstone Turbine Corp. (a)	110,000	117,700
Generac Holdings, Inc. (a)	3,000	121,620
PowerSecure International, Inc. (a)	20,000	191,600
		803,200

Electronic Equipment, Instruments - 9.32%
Mace Security International, Inc. (a)(d)(e)	2,500,000	1,075,000
		1,075,000

Energy Equipment & Services - 1.8%
Weatherford International Ltd. (a)	10,000	208,000
		208,000

Household Durables - 0.88%
iRobot, Corp. (a)	2,000	60,900
Natuzzi SpA ADR (a)(c)	20,000	40,600
		101,500

Hotels, Restaurants & Leisure - 1.44%
Nevada Gold & Casinos, Inc. (a)	135,000	165,686
		165,686

Insurance - 23.06%
Genworth Financial, Inc. (a)	15,000	196,500
Third Point Reinsurance Ltd. (a)	15,000	218,250
		414,750

Metals & Mining - 5.21%
Allegheny Technologies, Inc.	5,000	185,500
Cliffs Natural Resources, Inc.	15,000	155,700
Richmont Mines, Inc. (a)	130,000	260,000
		601,200
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 4.26%
Callon Petroleum Co. (a)	30,000	264,300
StealthGas, Inc. (a)	25,000	227,750
		492,050

Personal Products - 2.05%
Stephan Co. (a)(d)	160,000	236,800
		236,800

Technology Hardware, Storage & Peripherals - 1.01%
Quantum Corp. (a)	100,000	116,000
		116,000

Textiles, Apparel & Luxury Goods - 4.22%
Lakeland Industries, Inc. (a)(e)	70,000	486,500
		486,500

TOTAL COMMON STOCKS (Cost $6,684,895)		7,783,086

Direct Trust Certificates- 2.21%
Saratoga Investment Corp 7.50%	10,000	254,501
		254,501

DIRECT TRUST CERTIFICATES (Cost $253,119)		254,501

Investment Companies - 24.92%
BlackRock Enhanced Equity Dividend Trust	50,000	410,000
Boulder Growth & Income Fund, Inc.	50,000	442,000
Gabelli Global Deal Fund	50,000	527,265
MFS Intermediate Income Trust	100,000	501,000
Neuberger Berman Real Estate Secs Income Fund	70,000	337,400
Nuveen Dividend Adv Muni Fund 3	7,871	107,597
Special Opportunities Fund, Inc.	33,000	550,110
		2,875,372

TOTAL INVESTMENT COMPANIES (Cost $2,583,757)		2,875,372

Money Market Funds - 5.9%
First American Funds Government Obligation Class Y 0.01% (b)	681,169	681,169
		681,169

TOTAL MONEY MARKET FUNDS (Cost $681,169)		681,169

TOTAL INVESTMENTS (Cost $10,202,940) 100.49%		11,594,127

Liablities In Excess of Other Assets - -0.49%		(56,104)

TOTAL NET ASSETS - 100.00%		11,538,023

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2014.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chariman and Portfolio Manager serves on the Board of Directors of this company.
(e) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
See accompanying notes which are an integral part of the financial statements.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2014 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$24,692,902	$504,189	$ (373,555)	$(130,634)
Ancora Equity Portfolio	$6,404,904	$3,131,998	$ (101,810)	$3,030,188
Ancora/Thelen Small-Mid Cap Portfolio	$46,074,191	$7,090,107	$ (2,028,751)	$5,061,356
Ancora MicroCap Portfolio	$9,829,020	$3,667,959	$ (1,061,956)	$2,606,003
Ancora Special Opportunities Portfolio	$10,202,940	$2,053,164	$ (661,977)	$1,391,187

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 24,823,536	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 24,823,536	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,435,091	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,435,091	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 51,135,547	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 51,135,547	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 12,435,022	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 12,435,022	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 11,594,127	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 11,594,127	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 5, 2014